Variable Interest Entities ("VIE") - Financial Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Variable Interest Entity [Line Items]
Current assets	$ 736,321		$ 537,793	[1]
Current liabilities	(1,380,289)		(1,180,206)	[1]
Liquefaction services revenue	336,717	$ 319,953
Net debt repayments	(208,250)	(548,623)
Capitalized financing costs	(5,299)	(7,563)
Net debt receipts	122,920	539,307
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net debt repayments	(197,308)	(352,046)
Capitalized financing costs	(700)	(2,731)
Net debt receipts	12,920	444,307
Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	81,515		65,629
Non-current assets	1,339,496		1,203,805
Current liabilities	(457,323)		(447,701)
Non-current liabilities	(295,333)		(345,058)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	157,119	(36,861)
Net debt repayments	(64,854)	(281,972)
Net debt receipts	2,848	223,821
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	4,385		15,505
Non-current assets	850,589		658,247
Current liabilities	(24,954)		(33,844)
Non-current liabilities	(388,809)		$ (277,932)
Additions to asset under development	183,305	142,397
Capitalized financing costs	(4,432)	(5,313)
Net debt receipts	110,000	95,000
Proceeds from subscription of equity interest in Gimi MS Corporation	16,872	7,098
Liquefaction services revenue
Variable Interest Entity [Line Items]
Liquefaction services revenue	164,614	163,572
Liquefaction services revenue | Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 164,614	$ 163,572

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).